Derivative instruments (Details) - USD ($) $ in Millions	Dec. 31, 2021	Dec. 31, 2020
DERIVATIVE LIABILITIES
Total derivative assets (liabilities)	$ 0.9	$ (0.9)
Foreign exchange forward contracts
DERIVATIVE LIABILITIES
Total derivative assets (liabilities)	1.5	0.0
Unsettled provisionally priced concentrate derivatives, and swap contracts
DERIVATIVE LIABILITIES
Total derivative assets (liabilities)	$ (0.6)	$ (0.9)